Current and Future Changes in Accounting Policies - Additional Information (Detail) - CAD ($) $ in Millions	Nov. 01, 2019	Oct. 31, 2019	Nov. 01, 2018	Oct. 31, 2018	Oct. 31, 2017
Disclosure of changes in accounting policies [line items]
Equity		$ 87,701		$ 80,040	$ 75,190
Decrease in retained earnings		$ 49,497		$ 46,145
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of changes in accounting policies [line items]
Equity			$ (41)
Increase (decrease) due to application of IFRS 16 [member] | Right-of-use assets [member]
Disclosure of changes in accounting policies [line items]
Increase in right of use assets	$ 4,400
Lease liabilities	5,500
Other balance sheet adjustments	600
Decrease in retained earnings	$ 500
Decrease to CET1 ratio	0.24%